Quarterly Holdings Report
for
Fidelity® High Income Fund
January 31, 2024
SPH-NPRT3-0324
1.813069.119
Corporate Bonds - 85.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 1.8%
Broadcasting - 1.2%
DISH Network Corp.:
0% 12/15/25	3,198	2,275
2.375% 3/15/24	15,317	14,963
3.375% 8/15/26	25,125	14,573
		31,811
Energy - 0.1%
NextEra Energy Partners LP 2.5% 6/15/26 (b)	2,162	1,940
Homebuilders/Real Estate - 0.2%
Redfin Corp. 0.5% 4/1/27	7,405	4,563
Services - 0.0%
Uber Technologies, Inc. 0.875% 12/1/28 (b)	110	123
Technology - 0.2%
Seagate HDD Cayman 3.5% 6/1/28 (b)	2,701	3,247
Western Digital Corp. 3% 11/15/28 (b)	2,570	3,333
		6,580
Utilities - 0.1%
PG&E Corp. 4.25% 12/1/27 (b)	2,633	2,679
TOTAL CONVERTIBLE BONDS		47,696
Nonconvertible Bonds - 84.1%
Aerospace - 2.3%
ATI, Inc. 5.875% 12/1/27	3,130	3,068
Bombardier, Inc.:
7.875% 4/15/27 (b)	8,306	8,295
8.75% 11/15/30 (b)	1,235	1,296
BWX Technologies, Inc. 4.125% 6/30/28 (b)	7,903	7,419
Howmet Aerospace, Inc.:
5.9% 2/1/27	1,380	1,400
6.875% 5/1/25	1,380	1,403
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)	360	307
4.625% 3/1/28 (b)	1,205	1,110
Moog, Inc. 4.25% 12/15/27 (b)	410	384
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	1,915	2,010
TransDigm, Inc.:
4.625% 1/15/29	5,930	5,545
5.5% 11/15/27	20,422	19,937
6.25% 3/15/26 (b)	1,225	1,217
6.75% 8/15/28 (b)	4,100	4,162
7.125% 12/1/31 (b)	1,560	1,626
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	1,380	1,169
		60,348
Air Transportation - 1.1%
Air Canada 3.875% 8/15/26 (b)	530	504
American Airlines, Inc.:
7.25% 2/15/28 (b)	1,370	1,389
8.5% 5/15/29 (b)	1,920	2,035
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	6,904	6,828
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)	1,445	1,360
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	966	967
Rand Parent LLC 8.5% 2/15/30 (b)	14,881	14,733
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	2,600	1,697
		29,513
Automotive - 0.3%
Ford Motor Co.:
6.1% 8/19/32	3,105	3,111
7.4% 11/1/46	1,085	1,177
Ford Motor Credit Co. LLC 3.625% 6/17/31	3,945	3,395
		7,683
Automotive & Auto Parts - 2.6%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	815	833
Dana, Inc.:
4.25% 9/1/30	1,115	975
5.375% 11/15/27	745	727
Ford Motor Co.:
3.25% 2/12/32	2,745	2,272
5.291% 12/8/46	550	487
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2984% 3/6/26 (c)(d)	3,910	4,011
2.3% 2/10/25	12,405	11,975
2.9% 2/10/29	3,905	3,427
3.375% 11/13/25	1,380	1,324
3.815% 11/2/27	4,080	3,830
4% 11/13/30	1,415	1,262
4.389% 1/8/26	2,765	2,695
4.95% 5/28/27	5,655	5,534
6.95% 3/6/26	6,030	6,165
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(c)	550	538
LCM Investments Holdings 8.25% 8/1/31 (b)	1,315	1,350
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)	4,054	4,206
8.375% 5/1/28 (b)	2,865	3,010
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)	4,615	2,227
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(d)	1,645	1,648
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	3,385	3,496
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	3,320	3,269
6.875% 4/14/28 (b)	1,440	1,483
7.125% 4/14/30 (b)	1,440	1,519
		68,263
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
5.75% 11/20/25	2,073	2,079
6.7% 2/14/33	6,655	6,681
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	2,430	2,221
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)	1,095	929
UniCredit SpA:
5.459% 6/30/35 (b)(c)	4,171	3,912
5.861% 6/19/32 (b)(c)	1,495	1,465
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	6,623	4,794
7.875% 5/1/27 (b)	1,090	921
Western Alliance Bancorp. 3% 6/15/31 (c)	4,150	3,694
		26,696
Broadcasting - 1.9%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)	2,388	2,249
7.5% 6/1/29 (b)	2,809	2,321
9% 9/15/28 (b)	4,650	4,834
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(e)	22,770	1,509
DISH Network Corp. 11.75% 11/15/27 (b)	7,125	7,436
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)	2,700	2,080
Sirius XM Radio, Inc.:
4% 7/15/28 (b)	4,630	4,205
4.125% 7/1/30 (b)	5,380	4,708
5.5% 7/1/29 (b)	8,285	7,871
TEGNA, Inc.:
4.625% 3/15/28	1,735	1,618
5% 9/15/29	1,775	1,639
Univision Communications, Inc.:
4.5% 5/1/29 (b)	5,615	4,990
6.625% 6/1/27 (b)	3,655	3,615
7.375% 6/30/30 (b)	790	775
8% 8/15/28 (b)	2,185	2,223
		52,073
Building Materials - 1.1%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	1,486	1,431
6.375% 6/15/30 (b)	1,420	1,432
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	635	652
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	2,616	2,654
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	5,595	5,003
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	6,989	6,985
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)	2,950	2,856
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)	960	1,009
SRS Distribution, Inc.:
4.625% 7/1/28 (b)	3,455	3,223
6% 12/1/29 (b)	3,095	2,894
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	2,030	2,109
		30,248
Cable/Satellite TV - 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	8,354	7,064
4.25% 1/15/34 (b)	5,535	4,401
4.5% 8/15/30 (b)	4,140	3,600
4.5% 5/1/32	12,236	10,208
4.5% 6/1/33 (b)	11,280	9,252
4.75% 3/1/30 (b)	80	71
5.5% 5/1/26 (b)	300	297
CSC Holdings LLC:
3.375% 2/15/31 (b)	5,000	3,424
4.125% 12/1/30 (b)	2,939	2,123
4.5% 11/15/31 (b)	1,430	1,026
4.625% 12/1/30 (b)	6,194	3,166
5.25% 6/1/24	1,425	1,423
5.375% 2/1/28 (b)	4,870	4,184
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	1,355	1,288
DISH DBS Corp. 5.75% 12/1/28 (b)	5,065	3,407
Dolya Holdco 18 DAC 5% 7/15/28 (b)	1,213	1,144
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	2,400	2,292
Ziggo BV 4.875% 1/15/30 (b)	5,005	4,475
		62,845
Capital Goods - 1.0%
Mueller Water Products, Inc. 4% 6/15/29 (b)	4,685	4,239
Regal Rexnord Corp.:
6.05% 2/15/26 (b)	2,150	2,173
6.05% 4/15/28 (b)	2,765	2,806
6.3% 2/15/30 (b)	2,765	2,842
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	11,434	11,025
Vertical Holdco GmbH 7.625% 7/15/28 (b)	2,480	2,459
		25,544
Chemicals - 4.4%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	1,225	1,276
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)	1,775	1,673
Element Solutions, Inc. 3.875% 9/1/28 (b)	2,554	2,333
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)	1,185	1,246
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)	3,839	3,186
LSB Industries, Inc. 6.25% 10/15/28 (b)	2,215	2,103
Methanex Corp.:
5.125% 10/15/27	11,101	10,711
5.65% 12/1/44	8,249	6,935
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	5,020	4,223
4.875% 6/1/24 (b)	2,033	2,023
5% 5/1/25 (b)	2,270	2,213
5.25% 6/1/27 (b)	4,970	4,622
8.5% 11/15/28 (b)	1,820	1,905
Nufarm Australia Ltd. 5% 1/27/30 (b)	6,520	5,966
Olin Corp. 5% 2/1/30	5,755	5,427
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	5,155	4,705
6.25% 10/1/29 (b)	5,435	4,975
9.75% 11/15/28 (b)	6,748	7,139
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	208	193
6.625% 5/1/29 (b)	3,690	3,352
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	3,935	3,825
The Chemours Co. LLC:
4.625% 11/15/29 (b)	1,785	1,550
5.375% 5/15/27	10,144	9,868
5.75% 11/15/28 (b)	6,620	6,244
TPC Group, Inc. 13% 12/16/27 (b)	2,885	2,932
Tronox, Inc. 4.625% 3/15/29 (b)	8,400	7,416
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	9,670	8,526
7.375% 3/1/31 (b)	1,105	1,126
		117,693
Consumer Products - 0.8%
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	740	729
Kohl's Corp. 4.25% 7/17/25	335	325
Mattel, Inc.:
3.375% 4/1/26 (b)	3,425	3,268
5.45% 11/1/41	1,100	988
Newell Brands, Inc.:
4.7% 4/1/26	1,380	1,343
6.375% 9/15/27	1,380	1,355
6.5% 4/1/46 (f)	1,100	887
6.625% 9/15/29	1,470	1,425
The Scotts Miracle-Gro Co.:
4% 4/1/31	550	460
4.375% 2/1/32	820	683
TKC Holdings, Inc.:
6.875% 5/15/28 (b)	4,205	3,837
10.5% 5/15/29 (b)	4,795	4,339
Windsor Holdings III, LLC 8.5% 6/15/30 (b)	2,310	2,378
		22,017
Containers - 1.7%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(c)	7,175	3,467
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 4/30/25 (b)	153	150
5.25% 8/15/27 (b)	4,935	3,691
5.25% 8/15/27 (b)	8,240	6,162
Ball Corp.:
2.875% 8/15/30	1,370	1,168
4.875% 3/15/26	4,150	4,098
Berry Global, Inc. 4.875% 7/15/26 (b)	2,210	2,174
BWAY Holding Co. 7.875% 8/15/26 (b)	4,120	4,163
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	1,690	1,508
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	2,160	1,930
LABL, Inc.:
5.875% 11/1/28 (b)	800	716
6.75% 7/15/26 (b)	1,180	1,148
9.5% 11/1/28 (b)	535	534
10.5% 7/15/27 (b)	1,328	1,270
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	1,340	1,347
Sealed Air Corp. 5% 4/15/29 (b)	5,450	5,227
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28 (b)	1,655	1,661
7.25% 2/15/31 (b)	2,555	2,671
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	737	719
8.5% 8/15/27 (b)	646	632
		44,436
Diversified Financial Services - 4.8%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)	2,540	2,536
Coinbase Global, Inc. 3.625% 10/1/31 (b)	5,180	3,885
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)	6,235	6,298
FLY Leasing Ltd. 7% 10/15/24 (b)	915	873
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	3,205	3,381
GGAM Finance Ltd.:
7.75% 5/15/26 (b)	2,635	2,681
8% 2/15/27 (b)	5,110	5,264
8% 6/15/28 (b)	7,305	7,602
Gn Bondco LLC 9.5% 10/15/31 (b)	1,620	1,598
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)	6,390	6,638
Hightower Holding LLC 6.75% 4/15/29 (b)	3,880	3,525
HTA Group Ltd. 7% 12/18/25 (b)	12,095	11,917
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	7,765	6,489
5.25% 5/15/27	22,190	19,943
6.25% 5/15/26	9,296	8,907
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	980	885
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	3,635	3,254
LPL Holdings, Inc. 4.375% 5/15/31 (b)	1,370	1,245
MSCI, Inc. 3.625% 9/1/30 (b)	3,155	2,833
OneMain Finance Corp.:
3.5% 1/15/27	1,425	1,304
3.875% 9/15/28	8,180	7,179
6.875% 3/15/25	4,965	4,984
7.125% 3/15/26	9,445	9,574
9% 1/15/29	335	353
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)	3,118	2,931
SLM Corp. 4.2% 10/29/25	1,255	1,220
		127,299
Diversified Media - 0.3%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	5,518	5,189
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)	3,835	4,017
		9,206
Energy - 12.4%
Altus Midstream LP:
5.875% 6/15/30 (b)	3,635	3,570
6.625% 12/15/28 (b)	3,825	3,877
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)	1,375	1,365
7.875% 5/15/26 (b)	1,375	1,407
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	7,390	6,841
California Resources Corp. 7.125% 2/1/26 (b)	1,930	1,952
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	2,005	2,010
CGG SA 8.75% 4/1/27 (b)	5,284	4,656
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	6,098	6,087
8.375% 1/15/29 (b)	1,595	1,657
CNX Midstream Partners LP 4.75% 4/15/30 (b)	580	505
CNX Resources Corp. 7.375% 1/15/31 (b)	1,580	1,605
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	3,370	2,920
6.75% 3/1/29 (b)	4,280	3,930
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)	3,115	3,193
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (b)	3,830	3,782
5.625% 10/15/25 (b)	560	557
CVR Energy, Inc.:
5.25% 2/15/25 (b)	11,339	11,325
5.75% 2/15/28 (b)	5,483	5,065
8.5% 1/15/29 (b)	3,995	4,000
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
6.75% 5/15/25	215	213
7.125% 6/1/28 (b)	7,451	7,100
DT Midstream, Inc.:
4.125% 6/15/29 (b)	1,250	1,148
4.375% 6/15/31 (b)	740	663
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	2,520	2,508
Energean PLC 6.5% 4/30/27 (b)	1,598	1,433
Energy Transfer LP:
5.625% 5/1/27 (b)	11,053	11,032
7.375% 2/1/31 (b)	2,760	2,901
EnLink Midstream LLC:
5.625% 1/15/28 (b)	1,630	1,611
6.5% 9/1/30 (b)	5,060	5,164
EnLink Midstream Partners LP 4.85% 7/15/26	2,485	2,427
EQM Midstream Partners LP:
4% 8/1/24	2,545	2,517
6% 7/1/25 (b)	355	354
6.5% 7/15/48	555	573
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29	1,785	1,754
8.25% 1/15/32 (b)	535	549
Harbour Energy PLC 5.5% 10/15/26 (b)	305	298
Harvest Midstream I LP 7.5% 9/1/28 (b)	5,420	5,475
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	1,880	1,729
5.125% 6/15/28 (b)	5,610	5,442
5.5% 10/15/30 (b)	1,370	1,339
5.625% 2/15/26 (b)	6,625	6,583
HF Sinclair Corp. 5% 2/1/28 (b)	4,080	3,960
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	5,370	5,640
Jonah Energy Parent LLC 12% 11/5/25 (g)(h)	4,708	4,978
Mesquite Energy, Inc. 7.25% (b)(e)(h)	28,768	0
Nabors Industries, Inc. 9.125% 1/31/30 (b)	640	651
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	23,565	22,830
6.75% 9/15/25 (b)	13,207	13,049
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)	4,350	4,427
NGL Energy Partners LP:
8.125% 2/15/29 (b)	1,330	1,337
8.375% 2/15/32 (b)	1,330	1,340
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	4,220	4,286
8.75% 6/15/31 (b)	1,345	1,406
Occidental Petroleum Corp.:
4.2% 3/15/48	1,360	1,049
4.4% 4/15/46	4,100	3,362
4.4% 8/15/49	1,900	1,414
4.5% 7/15/44	3,365	2,660
6.125% 1/1/31	4,795	4,977
6.45% 9/15/36	3,155	3,366
7.5% 5/1/31	6,195	6,898
7.95% 6/15/39	685	800
8.875% 7/15/30	4,715	5,527
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	8,654	8,964
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	4,725	4,642
7% 1/15/32 (b)	640	661
7.75% 2/15/26 (b)	660	671
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	1,900	1,774
4.95% 7/15/29 (b)	4,294	4,105
6.875% 4/15/40 (b)	1,598	1,584
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	1,240	1,290
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	1,585	1,625
SM Energy Co. 5.625% 6/1/25	3,075	3,045
Southwestern Energy Co. 4.75% 2/1/32	3,580	3,312
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	525	521
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	4,639	3,850
11.75% 10/1/28 (b)	320	278
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	5,094	4,746
5.875% 3/15/28	4,990	4,959
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	2,990	2,710
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	9,865	9,497
6% 3/1/27 (b)	5,517	5,427
6% 12/31/30 (b)	1,620	1,506
6% 9/1/31 (b)	9,425	8,681
Talos Production, Inc.:
9% 2/1/29 (b)(i)	1,145	1,160
9.375% 2/1/31 (b)(i)	1,605	1,641
Teine Energy Ltd. 6.875% 4/15/29 (b)	500	474
Transocean Aquila Ltd. 8% 9/30/28 (b)	895	910
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	1,849	1,849
Transocean, Inc.:
7.5% 1/15/26 (b)	2,730	2,703
8% 2/1/27 (b)	6,795	6,741
8.75% 2/15/30 (b)	3,406	3,529
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 6.875% 4/1/26	2,575	2,560
Valaris Ltd. 8.375% 4/30/30 (b)	4,285	4,393
Viper Energy, Inc. 7.375% 11/1/31 (b)	960	992
Western Gas Partners LP:
5.25% 2/1/50	2,720	2,431
5.3% 3/1/48	1,360	1,192
5.5% 8/15/48	815	722
		332,219
Environmental - 0.8%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	1,305	1,322
Covanta Holding Corp. 4.875% 12/1/29 (b)	5,220	4,508
Darling Ingredients, Inc. 6% 6/15/30 (b)	2,155	2,142
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	2,765	2,689
5.125% 12/15/26 (b)	2,765	2,700
6.75% 1/15/31 (b)	505	517
Madison IAQ LLC 5.875% 6/30/29 (b)	345	307
Stericycle, Inc.:
3.875% 1/15/29 (b)	7,910	7,190
5.375% 7/15/24 (b)	1,385	1,377
		22,752
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	740	703
3.5% 3/15/29 (b)	6,553	5,921
4.875% 2/15/30 (b)	2,310	2,208
BellRing Brands, Inc. 7% 3/15/30 (b)	1,100	1,126
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	9,414	3,504
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	1,690	1,458
Parkland Corp.:
4.5% 10/1/29 (b)	1,673	1,539
4.625% 5/1/30 (b)	8,235	7,587
		24,046
Food/Beverage/Tobacco - 1.9%
C&S Group Enterprises LLC 5% 12/15/28 (b)	4,855	3,943
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)	1,100	1,029
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)(i)	2,450	2,450
KeHE Distributor / Nextwave 9% 2/15/29 (b)(i)	4,700	4,742
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	7,855	7,168
4.375% 1/31/32 (b)	1,370	1,229
Performance Food Group, Inc. 5.5% 10/15/27 (b)	542	529
Pilgrim's Pride Corp.:
3.5% 3/1/32	1,370	1,156
4.25% 4/15/31	1,615	1,455
Post Holdings, Inc.:
4.625% 4/15/30 (b)	3,666	3,371
5.5% 12/15/29 (b)	3,587	3,467
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)	3,090	2,813
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	12,185	10,506
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	2,045	1,906
4.75% 2/15/29 (b)	2,520	2,391
6.875% 9/15/28 (b)	1,600	1,643
United Natural Foods, Inc. 6.75% 10/15/28 (b)	550	462
		50,260
Gaming - 2.3%
Affinity Interactive 6.875% 12/15/27 (b)	10,355	9,371
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	4,530	4,545
6.5% 2/15/32 (b)(i)	5,320	5,379
7% 2/15/30 (b)	1,300	1,336
8.125% 7/1/27 (b)	6,319	6,485
Caesars Resort Collection LLC 5.75% 7/1/25 (b)	5,565	5,576
Carnival Corp. 10.5% 6/1/30 (b)	4,995	5,484
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)	4,890	4,396
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,310	1,304
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	3,426	3,430
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	2,400	2,277
Light & Wonder International, Inc. 7.5% 9/1/31 (b)	545	567
Station Casinos LLC 4.5% 2/15/28 (b)	4,745	4,460
Transocean, Inc. 7.25% 11/1/25 (b)	2,579	2,553
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	2,740	2,494
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	1,365	1,408
		61,065
Healthcare - 7.2%
1375209 BC Ltd. 9% 1/30/28 (b)	3,606	3,498
180 Medical, Inc. 3.875% 10/15/29 (b)	2,575	2,302
AdaptHealth LLC 5.125% 3/1/30 (b)	4,965	3,882
AMN Healthcare 4% 4/15/29 (b)	1,674	1,519
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	3,310	3,004
4.625% 7/15/28 (b)	2,215	2,109
Bausch Health Companies, Inc.:
5.5% 11/1/25 (b)	7,329	6,735
9% 12/15/25 (b)	640	604
Cano Health, Inc. 6.25% 10/1/28 (b)	2,303	178
Catalent Pharma Solutions 3.5% 4/1/30 (b)	2,900	2,549
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	2,975	2,706
4% 3/15/31 (b)	2,475	2,200
4.25% 5/1/28 (b)	768	726
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	10,365	8,228
5.25% 5/15/30 (b)	19,665	16,281
5.625% 3/15/27 (b)	13,825	12,771
6% 1/15/29 (b)	6,140	5,548
6.125% 4/1/30 (b)	6,681	4,348
6.875% 4/15/29 (b)	7,602	5,169
8% 3/15/26 (b)	450	444
10.875% 1/15/32 (b)	120	126
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	5,375	4,898
DaVita, Inc.:
3.75% 2/15/31 (b)	2,170	1,789
4.625% 6/1/30 (b)	9,260	8,193
Embecta Corp. 5% 2/15/30 (b)	2,745	2,246
Grifols SA 4.75% 10/15/28 (b)	3,442	2,960
Hologic, Inc. 3.25% 2/15/29 (b)	1,530	1,376
IQVIA, Inc. 6.5% 5/15/30 (b)	2,670	2,724
Jazz Securities DAC 4.375% 1/15/29 (b)	4,925	4,543
Medline Borrower LP 3.875% 4/1/29 (b)	1,375	1,245
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	2,950	2,393
Modivcare, Inc. 5.875% 11/15/25 (b)	3,770	3,723
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	3,370	2,954
3.875% 5/15/32 (b)	1,465	1,254
Omega Healthcare Investors, Inc. 3.25% 4/15/33	6,892	5,564
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	9,435	8,633
5.125% 4/30/31 (b)	1,580	1,357
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	4,035	3,618
Regionalcare Hospital Partners 9.75% 12/1/26 (b)	2,640	2,635
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29 (b)	2,305	1,822
9.875% 8/15/30 (b)	3,000	3,068
11% 10/15/30 (b)	320	341
RP Escrow Issuer LLC 5.25% 12/15/25 (b)	6,000	5,400
Teleflex, Inc. 4.25% 6/1/28 (b)	1,540	1,461
Tenet Healthcare Corp.:
4.25% 6/1/29	6,395	5,937
4.375% 1/15/30	4,965	4,594
4.625% 6/15/28	1,728	1,639
6.125% 10/1/28	5,720	5,699
6.125% 6/15/30	6,675	6,673
6.25% 2/1/27	3,134	3,125
6.75% 5/15/31 (b)	945	967
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	3,265	3,037
7.875% 9/15/29	830	895
8.125% 9/15/31	830	912
		192,602
Homebuilders/Real Estate - 3.1%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)	2,120	1,916
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	2,515	2,264
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)	1,594	1,457
Greystar Real Estate Partners 7.75% 9/1/30 (b)	1,240	1,303
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)	720	669
6% 4/15/25 (b)	635	630
8% 6/15/27 (b)	530	549
Howard Hughes Corp.:
4.125% 2/1/29 (b)	2,350	2,119
4.375% 2/1/31 (b)	1,765	1,528
Kennedy-Wilson, Inc. 4.75% 2/1/30	3,915	3,179
LGI Homes, Inc.:
4% 7/15/29 (b)	1,585	1,356
8.75% 12/15/28 (b)	455	480
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	10,750	6,590
4.625% 8/1/29	7,355	4,973
5% 10/15/27	18,105	13,703
5.25% 8/1/26	2,913	2,464
Railworks Holdings LP 8.25% 11/15/28 (b)	5,744	5,728
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	76	56
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	59	41
Rithm Capital Corp. 6.25% 10/15/25 (b)	1,085	1,072
Safehold Operating Partnership LP 2.8% 6/15/31	3,525	2,934
Starwood Property Trust, Inc. 3.75% 12/31/24 (b)	1,886	1,843
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)	1,005	957
TopBuild Corp. 4.125% 2/15/32 (b)	2,115	1,848
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	70	70
TRI Pointe Homes, Inc. 5.7% 6/15/28	545	536
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	15,535	13,240
6.5% 2/15/29 (b)	7,350	5,185
10.5% 2/15/28 (b)	5,485	5,583
		84,273
Hotels - 0.7%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	11,850	10,173
4% 5/1/31 (b)	3,495	3,141
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	3,990	3,998
Lindblad Expeditions LLC 6.75% 2/15/27 (b)	655	649
		17,961
Insurance - 1.0%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)	1,100	986
8.25% 2/1/29 (b)	1,340	1,343
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27 (b)	8,485	7,893
6.75% 10/15/27 (b)	1,355	1,323
6.75% 4/15/28 (b)	1,370	1,383
7% 1/15/31 (b)	265	268
AmWINS Group, Inc. 4.875% 6/30/29 (b)	3,390	3,164
AssuredPartners, Inc. 5.625% 1/15/29 (b)	3,295	3,112
HUB International Ltd. 7.25% 6/15/30 (b)	3,345	3,441
National Financial Partners Corp. 8.5% 10/1/31 (b)	1,600	1,761
USI, Inc. 7.5% 1/15/32 (b)	800	811
		25,485
Leisure - 2.8%
Carnival Corp.:
5.75% 3/1/27 (b)	8,485	8,370
6% 5/1/29 (b)	5,195	5,033
6.65% 1/15/28	750	729
7% 8/15/29 (b)	1,425	1,482
7.625% 3/1/26 (b)	11,060	11,235
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	1,160	1,044
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	4,950	4,187
Merlin Entertainments Group 7.375% 2/15/31 (b)(i)	1,265	1,267
NCL Corp. Ltd.:
3.625% 12/15/24 (b)	2,714	2,659
5.875% 3/15/26 (b)	2,175	2,121
7.75% 2/15/29 (b)	4,840	4,886
NCL Finance Ltd. 6.125% 3/15/28 (b)	1,660	1,588
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (b)	3,620	3,493
5.375% 7/15/27 (b)	3,900	3,838
5.5% 8/31/26 (b)	10,740	10,631
5.5% 4/1/28 (b)	6,610	6,527
Viking Cruises Ltd. 9.125% 7/15/31 (b)	905	968
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	1,605	1,563
Voc Escrow Ltd. 5% 2/15/28 (b)	2,130	2,034
		73,655
Metals/Mining - 1.5%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	1,655	1,726
Constellium NV 5.875% 2/15/26 (b)	1,255	1,246
Eldorado Gold Corp. 6.25% 9/1/29 (b)	1,505	1,430
ERO Copper Corp. 6.5% 2/15/30 (b)	8,988	8,134
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	5,740	5,098
7.5% 4/1/25 (b)	1,708	1,659
8.625% 6/1/31 (b)	285	262
FMG Resources Pty Ltd.:
4.375% 4/1/31 (b)	1,375	1,237
4.5% 9/15/27 (b)	1,595	1,533
Howmet Aerospace, Inc. 5.95% 2/1/37	551	567
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	530	514
Mineral Resources Ltd.:
8% 11/1/27 (b)	3,825	3,912
8.5% 5/1/30 (b)	3,355	3,452
9.25% 10/1/28 (b)	2,425	2,561
Novelis Corp.:
3.25% 11/15/26 (b)	315	295
3.875% 8/15/31 (b)	1,360	1,180
PMHC II, Inc. 9% 2/15/30 (b)	5,155	4,279
		39,085
Paper - 0.7%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)	5,695	5,106
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	3,020	2,448
6% 6/15/27 (b)	4,690	4,637
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	1,480	1,473
8.75% 4/15/30 (b)	3,995	3,795
Mercer International, Inc. 5.125% 2/1/29	1,780	1,528
		18,987
Publishing/Printing - 0.0%
Cimpress PLC 7% 6/15/26	1,120	1,103
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	2,310	2,174
4% 10/15/30 (b)	7,316	6,539
5.75% 4/15/25 (b)	1,055	1,053
Garden SpinCo Corp. 8.625% 7/20/30 (b)	1,415	1,514
Yum! Brands, Inc.:
3.625% 3/15/31	1,370	1,219
4.625% 1/31/32	8,980	8,330
5.375% 4/1/32	1,100	1,070
		21,899
Services - 5.5%
ADT Corp. 4.125% 8/1/29 (b)	3,320	3,064
AECOM 5.125% 3/15/27	1,845	1,814
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	4,930	4,093
9.75% 7/15/27 (b)	7,745	7,573
APX Group, Inc.:
5.75% 7/15/29 (b)	3,330	3,162
6.75% 2/15/27 (b)	2,720	2,720
Artera Services LLC 9.033% 12/4/25 (b)	12,223	12,462
ASGN, Inc. 4.625% 5/15/28 (b)	2,500	2,364
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	11,100	11,724
CoreCivic, Inc.:
4.75% 10/15/27	10,744	10,099
8.25% 4/15/26	6,415	6,575
CoreLogic, Inc. 4.5% 5/1/28 (b)	3,795	3,363
Fair Isaac Corp. 4% 6/15/28 (b)	5,065	4,717
Gartner, Inc. 3.625% 6/15/29 (b)	890	809
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)	12,064	11,864
Hertz Corp. 5% 12/1/29 (b)	660	522
Korn Ferry 4.625% 12/15/27 (b)	1,015	971
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)	5,295	5,295
Life Time, Inc.:
5.75% 1/15/26 (b)	3,378	3,340
8% 4/15/26 (b)	6,605	6,614
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	3,320	3,171
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	900	900
Service Corp. International:
4% 5/15/31	2,300	2,047
5.125% 6/1/29	1,443	1,409
Sotheby's 7.375% 10/15/27 (b)	2,745	2,638
The GEO Group, Inc.:
6% 4/15/26	835	803
9.5% 12/31/28 (b)	3,820	3,725
10.5% 6/30/28	1,425	1,450
TriNet Group, Inc.:
3.5% 3/1/29 (b)	8,560	7,555
7.125% 8/15/31 (b)	1,445	1,476
Uber Technologies, Inc. 8% 11/1/26 (b)	9,595	9,770
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	9,177	8,822
		146,911
Steel - 0.2%
ATI, Inc. 7.25% 8/15/30	1,350	1,389
Commercial Metals Co.:
3.875% 2/15/31	1,655	1,460
4.125% 1/15/30	4,160	3,785
		6,634
Super Retail - 1.6%
Bath & Body Works, Inc. 6.694% 1/15/27	1,315	1,333
Carvana Co.:
4.875% 9/1/29 (b)	2,513	1,514
5.5% 4/15/27 (b)	2,422	1,774
5.875% 10/1/28 (b)	1,267	776
10.25% 5/1/30 (b)	357	279
12% 12/1/28 pay-in-kind (b)(c)	2,127	1,890
13% 6/1/30 pay-in-kind (b)(c)	1,633	1,449
14% 6/1/31 pay-in-kind (b)(c)	2,598	2,316
EG Global Finance PLC 12% 11/30/28 (b)	12,025	12,710
Hanesbrands, Inc. 4.875% 5/15/26 (b)	240	231
LBM Acquisition LLC 6.25% 1/15/29 (b)	4,695	4,261
Levi Strauss & Co. 3.5% 3/1/31 (b)	1,785	1,545
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	3,550	2,788
7.875% 5/1/29 (b)	2,730	1,746
Nordstrom, Inc.:
4.25% 8/1/31	1,175	976
4.375% 4/1/30	870	755
Sally Holdings LLC 5.625% 12/1/25	3,045	3,019
Wolverine World Wide, Inc. 4% 8/15/29 (b)	4,605	3,711
		43,073
Technology - 6.1%
Acuris Finance U.S. 5% 5/1/28 (b)	11,650	10,183
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	8,405	7,943
Block, Inc.:
2.75% 6/1/26	1,375	1,287
3.5% 6/1/31	8,155	7,025
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	1,720	1,585
4.875% 7/1/29 (b)	1,735	1,620
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	250	233
9% 9/30/29 (b)	11,880	11,244
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	3,270	3,356
Coherent Corp. 5% 12/15/29 (b)	6,960	6,517
CommScope, Inc. 4.75% 9/1/29 (b)	3,600	2,380
Elastic NV 4.125% 7/15/29 (b)	2,410	2,187
Entegris, Inc.:
3.625% 5/1/29 (b)	2,550	2,300
4.75% 4/15/29 (b)	2,000	1,912
5.95% 6/15/30 (b)	8,335	8,233
Gartner, Inc. 4.5% 7/1/28 (b)	4,490	4,285
Gen Digital, Inc.:
5% 4/15/25 (b)	2,715	2,700
7.125% 9/30/30 (b)	1,360	1,411
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	5,240	4,744
5.25% 12/1/27 (b)	945	928
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	1,660	1,241
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	7,345	6,730
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	820	701
4.125% 8/1/30 (b)	1,760	1,584
McAfee Corp. 7.375% 2/15/30 (b)	2,290	2,075
MicroStrategy, Inc. 6.125% 6/15/28 (b)	8,160	7,785
NCR Atleos Corp. 9.5% 4/1/29 (b)	2,875	3,084
ON Semiconductor Corp. 3.875% 9/1/28 (b)	3,675	3,358
Open Text Corp. 3.875% 12/1/29 (b)	4,020	3,626
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	4,620	4,182
4.125% 12/1/31 (b)	4,170	3,703
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)	7,610	2,980
Roblox Corp. 3.875% 5/1/30 (b)	4,035	3,545
Seagate HDD Cayman:
5.75% 12/1/34	3,695	3,581
8.25% 12/15/29 (b)	1,310	1,410
8.5% 7/15/31 (b)	1,585	1,722
Sensata Technologies BV:
4% 4/15/29 (b)	3,440	3,150
5% 10/1/25 (b)	550	548
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,370	1,189
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	1,085	1,065
TTM Technologies, Inc. 4% 3/1/29 (b)	13,015	11,732
UKG, Inc. 6.875% 2/1/31 (b)	3,295	3,332
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	1,900	1,624
Virtusa Corp. 7.125% 12/15/28 (b)	1,345	1,179
VM Consolidated, Inc. 5.5% 4/15/29 (b)	640	610
Western Digital Corp.:
2.85% 2/1/29	5,455	4,665
3.1% 2/1/32	2,295	1,825
		164,299
Telecommunications - 5.0%
Altice Financing SA:
5% 1/15/28 (b)	5,598	5,031
5.75% 8/15/29 (b)	15,535	13,538
Altice France Holding SA 6% 2/15/28 (b)	10,793	4,818
Altice France SA:
5.125% 1/15/29 (b)	12,809	9,454
5.125% 7/15/29 (b)	5,655	4,134
5.5% 1/15/28 (b)	4,220	3,295
5.5% 10/15/29 (b)	50	37
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	11,832	11,173
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	2,199	1,970
5.625% 9/15/28 (b)	1,290	1,090
Consolidated Communications, Inc. 5% 10/1/28 (b)	2,395	1,961
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	5,510	5,085
5.875% 10/15/27 (b)	258	248
5.875% 11/1/29	3,789	3,211
8.75% 5/15/30 (b)	4,055	4,154
IHS Netherlands Holdco BV 8% 9/18/27 (b)	1,575	1,442
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	5,820	5,498
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	2,555	2,249
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)(h)	4,904	2,599
4.25% 7/1/28 (b)(h)	2,180	1,210
10.5% 5/15/30 (b)	9,537	9,489
Millicom International Cellular SA:
4.5% 4/27/31 (b)	7,907	6,592
5.125% 1/15/28 (b)	3,560	3,307
Sable International Finance Ltd. 5.75% 9/7/27 (b)	1,577	1,514
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)	2,870	2,657
Telecom Italia Capital SA:
6% 9/30/34	3,477	3,259
7.2% 7/18/36	3,069	3,082
7.721% 6/4/38	995	1,027
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	8,460	5,605
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	5,830	5,209
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)	1,079	944
Windstream Escrow LLC 7.75% 8/15/28 (b)	4,975	4,362
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	7,010	5,331
		134,575
Textiles/Apparel - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)	1,815	1,547
Foot Locker, Inc. 4% 10/1/29 (b)	1,045	883
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	1,460	1,325
Victoria's Secret & Co. 4.625% 7/15/29 (b)	1,945	1,644
		5,399
Transportation Ex Air/Rail - 0.8%
Golar LNG Ltd. 7% 10/20/25 (b)	4,760	4,705
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)	1,380	1,374
Seaspan Corp. 5.5% 8/1/29 (b)	8,120	6,913
XPO, Inc.:
6.25% 6/1/28 (b)	800	801
7.125% 6/1/31 (b)	1,330	1,362
7.125% 2/1/32 (b)	5,280	5,382
		20,537
Utilities - 3.0%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	6,515	5,647
3.75% 1/15/32 (b)	670	569
4.75% 3/15/28 (b)	1,540	1,466
DPL, Inc.:
4.125% 7/1/25	3,465	3,374
4.35% 4/15/29	460	426
EnLink Midstream Partners LP 4.15% 6/1/25	1,385	1,356
Global Partners LP/GLP Finance Corp. 7% 8/1/27	6,506	6,543
NextEra Energy Partners LP:
4.5% 9/15/27 (b)	1,528	1,435
7.25% 1/15/29 (b)	265	273
NRG Energy, Inc.:
3.375% 2/15/29 (b)	6,240	5,505
3.625% 2/15/31 (b)	1,990	1,707
5.25% 6/15/29 (b)	5,350	5,130
PG&E Corp.:
5% 7/1/28	6,770	6,542
5.25% 7/1/30	14,760	14,094
Pike Corp.:
5.5% 9/1/28 (b)	1,762	1,682
8.625% 1/31/31 (b)	3,270	3,459
Vistra Operations Co. LLC:
5% 7/31/27 (b)	8,646	8,376
5.5% 9/1/26 (b)	2,845	2,819
5.625% 2/15/27 (b)	6,375	6,280
7.75% 10/15/31 (b)	2,240	2,327
		79,010
TOTAL NONCONVERTIBLE BONDS		2,249,694
TOTAL CORPORATE BONDS (Cost $2,461,056)		2,297,390

Commercial Mortgage Securities - 0.4%
	Principal Amount (a) (000s)	Value ($) (000s)
BX Commercial Mortgage Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2485% 6/15/38 (b)(c)(d)	1,989	1,933
ELP Commercial Mortgage Trust floater Series 2021-ELP Class F, CME Term SOFR 1 Month Index + 2.780% 8.1155% 11/15/38 (b)(c)(d)	2,680	2,606
Extended Stay America Trust floater Series 2021-ESH Class F, CME Term SOFR 1 Month Index + 3.810% 9.1475% 7/15/38 (b)(c)(d)	1,075	1,070
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(c)	1,700	1,562
Merit floater Series 2021-STOR Class F, CME Term SOFR 1 Month Index + 2.310% 7.6485% 7/15/38 (b)(c)(d)	3,994	3,879
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,873)		11,050

Common Stocks - 2.9%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.1%
Aptiv PLC (j)	31,300	2,546
Capital Goods - 0.1%
Regal Rexnord Corp.	22,700	3,030
Energy - 0.8%
California Resources Corp. warrants 10/27/24 (j)	4,683	64
Forbes Energy Services Ltd. (h)(j)	47,062	0
Mesquite Energy, Inc. (h)(j)	213,506	17,202
New Fortress Energy, Inc. (k)	119,500	3,971
TOTAL ENERGY		21,237
Food & Drug Retail - 1.2%
Southeastern Grocers, Inc. (g)(h)(j)	1,235,303	33,205
Healthcare - 0.2%
Centene Corp. (j)	66,300	4,993
Technology - 0.2%
Coherent Corp. (j)	83,800	3,984
MKS Instruments, Inc.	16,400	1,746
TOTAL TECHNOLOGY		5,730
Telecommunications - 0.3%
CUI Acquisition Corp. Class E (h)(j)	1	0
GTT Communications, Inc. (h)	113,281	3,980
Helios Towers PLC (j)	3,285,800	3,294
TOTAL TELECOMMUNICATIONS		7,274
TOTAL COMMON STOCKS (Cost $40,870)		78,015

Bank Loan Obligations - 5.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Automotive & Auto Parts - 0.1%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8239% 12/17/28 (c)(d)(l)	2,630	1,949
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4527% 8/24/26 (c)(d)(l)	4,991	4,718
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (c)(d)(e)(l)	11,482	757
TOTAL BROADCASTING		5,475
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 5/17/28 (c)(d)(l)	6,344	5,471
Chemicals - 0.5%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (c)(d)(l)	5,722	5,652
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0215% 3/15/29 (c)(d)(l)	5,535	5,293
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 11/9/28 (c)(d)(l)	1,990	1,981
TOTAL CHEMICALS		12,926
Consumer Products - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.8598% 9/24/28 (c)(d)(l)	3,924	3,894
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (c)(l)	319	166
TOTAL CONSUMER PRODUCTS		4,060
Energy - 0.2%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (c)(d)(l)	5,996	5,861
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(e)(h)(l)	3,958	0
term loan 3 month U.S. LIBOR + 0.000% 0% (d)(e)(h)(l)	1,690	0
TOTAL ENERGY		5,861
Healthcare - 0.1%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% 11/23/27 (c)(d)(l)	6,065	2,488
Leisure - 1.0%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4511% 7/21/28 (c)(d)(l)	14,648	14,519
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6098% 9/18/26 (c)(d)(l)	9,277	9,143
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 12/30/26 (c)(d)(l)	4,580	3,975
TOTAL LEISURE		27,637
Services - 1.2%
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 3/6/25 (c)(d)(l)	2,783	2,772
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1826% 12/10/29 (c)(d)(l)	1,580	1,457
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 12/10/28 (c)(d)(l)	5,546	5,429
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (c)(d)(l)	2,925	2,914
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 6/2/28 (c)(d)(l)	6,162	5,936
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(h)(l)	4,749	4,749
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (c)(d)(l)	9,954	8,858
TOTAL SERVICES		32,115
Super Retail - 0.7%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1971% 3/5/28 (c)(d)(l)	5,597	5,577
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1826% 12/18/27 (c)(d)(l)	12,559	12,439
TOTAL SUPER RETAIL		18,016
Technology - 0.4%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5826% 2/15/29 (c)(d)(l)	3,879	3,821
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(h)(l)	111	111
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2027% 3/1/29 (c)(d)(l)	633	627
UKG, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6802% 5/4/26 (c)(d)(l)	3,763	3,762
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (c)(d)(l)	1,500	1,499
TOTAL TECHNOLOGY		9,820
Telecommunications - 0.3%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4481% 6/30/28 (c)(d)(l)	4,943	3,460
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4326% 12/30/27 (c)(d)(l)	6,093	5,438
TOTAL TELECOMMUNICATIONS		8,898
TOTAL BANK LOAN OBLIGATIONS (Cost $148,546)		134,716

Preferred Securities - 2.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.2%
AerCap Holdings NV 5.875% 10/10/79 (c)	6,905	6,858
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.7% (c)(m)	4,475	3,627
4.7% (c)(m)	4,365	3,317
Bank of America Corp. 5.875% (c)(m)	5,385	5,223
JPMorgan Chase & Co.:
4.6% (c)(m)	3,885	3,785
6.1% (c)(m)	5,400	5,406
Wells Fargo & Co. 5.9% (c)(m)	2,970	2,965
TOTAL BANKS & THRIFTS		24,323
Diversified Financial Services - 0.3%
Aircastle Ltd. 5.25% (b)(c)(m)	5,175	4,535
Charles Schwab Corp. 4% (c)(m)	3,465	2,876
TOTAL DIVERSIFIED FINANCIAL SERVICES		7,411
Energy - 0.9%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (c)(d)(m)	13,948	13,649
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7562% (c)(d)(m)	3,586	3,362
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.7513% (c)(d)(m)	6,563	6,489
TOTAL ENERGY		23,500
Services - 0.2%
Air Lease Corp. 4.125% (c)(m)	5,559	4,697
TOTAL PREFERRED SECURITIES (Cost $60,935)		66,789

Other - 1.8%
	Shares	Value ($) (000s)
Other - 1.8%
Fidelity Private Credit Central Fund LLC (g)(p) (Cost $46,247)	4,650,410	47,433

Money Market Funds - 1.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (n)	24,944,218	24,949
Fidelity Securities Lending Cash Central Fund 5.39% (n)(o)	4,208,429	4,209
TOTAL MONEY MARKET FUNDS (Cost $29,158)		29,158

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $2,797,685)	2,664,551
NET OTHER ASSETS (LIABILITIES) - 0.4%	11,686
NET ASSETS - 100.0%	2,676,237

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,804,714,000 or 67.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $85,616,000 or 3.2% of net assets.

(h)	Level 3 security
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
(p)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Fidelity Private Credit Central Fund LLC	6/06/22	46,253

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	4,614

Southeastern Grocers, Inc.	6/01/18	8,689

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	70,215	575,809	621,075	1,598	-	-	24,949	0.0%
Fidelity Private Credit Central Fund LLC	46,120	46,264	46,253	4,374	-	1,302	47,433	6.8%
Fidelity Securities Lending Cash Central Fund 5.39%	428	21,687	17,906	4	-	-	4,209	0.0%
Total	116,763	643,760	685,234	5,976	-	1,302	76,591

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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